Related Party Transactions (Details)	12 Months Ended
Jun. 30, 2013
Wuwei Ganxin [Member]
Related Party Name	Wuwei Ganxin Seeds Co., Ltd. (Wuwei Ganxin)
Related Party By Relation	A 49% associate before May 2013
Beijing Zhongnong [Member]
Related Party Name	Beijing Zhongnong Seed Industry Co.,Ltd. (Beijing Zhongnong)
Related Party By Relation	A 26.8% associate
Ngai Tahu [Member]
Related Party Name	NgaiTahu
Related Party By Relation	Shareholder of Agria Asia Investments with equity interest of 7.24%
New Hope International [Member]
Related Party Name	New Hope International (Hong Kong) Ltd.
Related Party By Relation	Shareholder of Agria Asia Investments with equity interest of 11.95%
Michael Thomas [Member]
Related Party Name	Michael Thomas
Related Party By Relation	Management of PGW (Resigned in August 2011)
John Mckenzie [Member]
Related Party Name	John McKenzie
Related Party By Relation	Management of PGW
George Gould [Member]
Related Party Name	George Gould
Related Party By Relation	Director of PGW(retired June 28, 2013)
Bill Thomas [Member]
Related Party Name	Bill Thomas
Related Party By Relation	Director of PGW (retired October 24, 2012)
Trevor Burt [Member]
Related Party Name	Trevor Burt
Related Party By Relation	Director of PGW (appointed December 11, 2012)
PGW [Member]
Related Party Name	PGW
Related Party By Relation	19% investment before April 30, 2011
Shenzhen Guanli [Member]
Related Party Name	Shenzhen Guanli Investment Co., Ltd. (Shenzhen Guanli)
Related Party By Relation	A company controlled by Alan Lai, chairman of Agria